Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 8 - Property, Plant and Equipment, Net

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Cost:
Land	1,416	1,401
Building	29,543	23,444
Machinery and equipment	42,100	33,474
Office furniture and equipment	1,605	1,129
Computer equipment and software	10,760	7,197
Automobiles	499	431
Leasehold improvements	4,737	3,508
Operating lease right of use assets	5,234	4,465
Finance lease right of use assets	4,881	4,881
	100,775	79,930

Less accumulated depreciation	35,668	25,734

	65,107	54,196

Depreciation for the years ended December 31, 2025, 2024 and 2023 amounted to $8,081, $6,809, and $5,501, respectively.